Leases - Disclosure of Lease Cost (Detail) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Lease, Cost [Abstract]
Total net lease cost	[1]	$ 107,883	$ 97,169	$ 91,025

[1]	Variable lease cost is immaterial.